TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
TRADE AND OTHER RECEIVABLES / INTERCOMPANY
Schedule of total trade and other receivables

	2022	2021
	£’000	£’000
Trade and other receivables	—	13,194
Mining equipment prepayments	4,958	47,426
Other taxation and social security	683	2,739
Total trade and other receivables	5,641	63,359